Expense Example	Oct. 23, 2025 USD ($)
Swan Defined Risk Fund | Swan Defined Risk Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,323
Expense Example, with Redemption, 10 Years	2,240
Swan Defined Risk Fund | Swan Defined Risk Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	2,583
Swan Defined Risk Fund | Swan Defined Risk Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,510
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,082
Expense Example, with Redemption, 5 Years	1,477
Expense Example, with Redemption, 10 Years	2,577
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,913
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	$ 1,876